RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2026
Related Party [Abstract]
Schedule of remuneration of key management personnel
The remuneration of key management personnel for the years ended March 31, 2026 and 2025 are as follows:

	Year ended March 31,
		Restated - Note 2
	2026	2025
	$	$
Payroll, consulting and benefits(1)	6,796	5,607
Share-based compensation
Options	206	18,222
RSUs and PSUs	8,166	—
Warrants	—	908
Total	15,168	24,737
(1) For the year ended March 31, 2026, includes $5,825 (2025 - $4,768) presented in the consolidated statements of loss and comprehensive loss as a part of “General and administrative costs” and $971 (2025 - $839) presented in the consolidated statements of loss and comprehensive loss as a part of “Research”.
As at March 31, 2026, the Company had amounts payable to related parties of $1,384, included in accounts payable and accrued liabilities.